Pacer PE/VC ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 85.2%	Shares	Value
Communication Services - 11.5%
Alphabet, Inc. - Class A	416	$140,608
AST SpaceMobile, Inc. (a)	21	2,335
AT&T, Inc.	566	14,835
Comcast Corp. - Class A	305	9,074
Electronic Arts, Inc.	5	1,020
Lumen Technologies, Inc. (a)	1	9
Meta Platforms, Inc. - Class A	197	141,150
Netflix, Inc. (a)	467	38,990
ROBLOX Corp. - Class A (a)	14	921
Spotify Technology SA (a)	4	2,001
Take-Two Interactive Software, Inc. (a)	4	881
T-Mobile US, Inc.	50	9,860
Verizon Communications, Inc.	334	14,870
Versant Media Group, Inc. (a)	12	391
Walt Disney Co.	110	12,408
Warner Bros Discovery, Inc. (a)	148	4,076
		393,429

Consumer Discretionary - 9.1%
Airbnb, Inc. - Class A (a)	10	1,294
Amazon.com, Inc. (a)	534	127,786
AutoZone, Inc. (a)	1	3,704
Booking Holdings, Inc.	2	10,004
DoorDash, Inc. - Class A (a)	9	1,842
Ford Motor Co.	216	2,998
General Motors Co.	53	4,452
Hilton Worldwide Holdings, Inc.	13	3,881
Home Depot, Inc.	60	22,475
Lowe's Cos., Inc.	34	9,080
Marriott International, Inc. - Class A	15	4,729
McDonald's Corp.	43	13,545
MercadoLibre, Inc. (a)	1	2,148
NIKE, Inc. - Class B	68	4,203
O'Reilly Automotive, Inc. (a)	49	4,822
Ross Stores, Inc.	18	3,396
Starbucks Corp.	59	5,425
Tesla Motors, Inc. (a)	179	77,043
TJX Cos., Inc.	64	9,588
		312,415

Consumer Staples - 6.6%
Altria Group, Inc.	149	9,237
Archer-Daniels-Midland Co.	35	2,356
Coca-Cola Co.	369	27,605
Coca-Cola Europacific Partners PLC	21	1,926
Colgate-Palmolive Co.	72	6,501
Costco Wholesale Corp.	25	23,506
General Mills, Inc.	44	2,035
Hershey Co.	11	2,142
Kenvue, Inc.	156	2,714
Keurig Dr Pepper, Inc.	93	2,552
Kimberly-Clark Corp.	28	2,800
Kroger Co.	51	3,205
Mondelez International, Inc. - Class A	108	6,315
Monster Beverage Corp. (a)	66	5,330
PepsiCo, Inc.	122	18,743
Philip Morris International, Inc.	125	22,430
Procter & Gamble Co.	208	31,568
Sysco Corp.	40	3,354
The Kraft Heinz Co.	78	1,852
Walmart, Inc.	417	49,681
		225,852

Energy - 2.7%
Baker Hughes Co.	42	2,354
Cheniere Energy, Inc.	12	2,538
Chevron Corp.	104	18,398
ConocoPhillips	63	6,566
Diamondback Energy, Inc.	10	1,640
EOG Resources, Inc.	24	2,691
EQT Corp.	32	1,847
Expand Energy Corp.	11	1,237
Exxon Mobil Corp.	215	30,401
Kinder Morgan, Inc.	97	2,958
Marathon Petroleum Corp.	15	2,643
Occidental Petroleum Corp.	37	1,679
ONEOK, Inc.	30	2,376
Phillips 66	20	2,871
SLB Ltd.	71	3,435
Targa Resources Corp.	10	2,010
Texas Pacific Land Corp.	3	1,045
Valero Energy Corp.	15	2,721
Williams Cos., Inc.	61	4,103
		93,513

Financials - 12.2%
American Express Co.	34	11,974
Bank of America Corp.	417	22,184
Berkshire Hathaway, Inc. - Class B (a)	160	76,885
Blackrock, Inc.	9	10,070
Blackstone, Inc.	44	6,266
Capital One Financial Corp.	39	8,538
Charles Schwab Corp.	104	10,808
Chubb Ltd.	22	6,810
Citigroup, Inc.	108	12,497
CME Group, Inc.	20	5,781
Coinbase Global, Inc. - Class A (a)	5	974
Goldman Sachs Group, Inc.	19	17,773
Intercontinental Exchange, Inc.	35	6,082
JPMorgan Chase & Co.	168	51,390
KKR & Co., Inc.	44	5,027
Marsh & McLennan Cos., Inc.	28	5,269
Mastercard, Inc. - Class A	92	49,569
Moody's Corp.	14	7,218
Morgan Stanley	75	13,710
Progressive Corp.	33	6,864
Robinhood Markets, Inc. - Class A (a)	18	1,791
S&P Global, Inc.	28	14,778
Visa, Inc. - Class A	147	47,309
Wells Fargo & Co.	185	16,741
		416,308

Health Care - 5.6%
Abbott Laboratories	85	9,290
AbbVie, Inc.	80	17,841
Agilent Technologies, Inc.	1	134
Amgen, Inc.	24	8,205
Becton Dickinson & Co.	1	203
Boston Scientific Corp. (a)	68	6,360
Cencora, Inc.	1	359
Cigna Group	1	274
CVS Health Corp.	5	373
Danaher Corp.	36	7,880
DexCom, Inc. (a)	2	146
Edwards Lifesciences Corp. (a)	2	163
Elevance Health, Inc.	1	346
Eli Lilly & Co.	38	39,412
GE HealthCare Technologies, Inc.	2	158
Gilead Sciences, Inc.	56	7,949
HCA Healthcare, Inc.	13	6,348
Intuitive Surgical, Inc. (a)	18	9,076
Johnson & Johnson	109	24,770
Medtronic PLC	5	515
Merck & Co., Inc.	112	12,350
Natera, Inc. (a)	1	231
Pfizer, Inc.	259	6,848
ResMed, Inc.	1	258
Stryker Corp.	19	7,022
Thermo Fisher Scientific, Inc.	20	11,572
UnitedHealth Group, Inc.	44	12,625
Veeva Systems, Inc. - Class A (a)	1	204
		190,912

Industrials - 7.2%
3M Co.	42	6,433
Automatic Data Processing, Inc.	9	2,221
Boeing Co. (a)	70	16,361
Caterpillar, Inc.	41	26,952
Copart, Inc. (a)	21	852
Cummins, Inc.	8	4,631
Deere & Co.	22	11,616
Eaton Corp. PLC	36	12,651
Emerson Electric Co.	49	7,201
GE Vernova, Inc.	14	10,169
General Dynamics Corp.	21	7,373
General Electric Co.	87	26,691
Honeywell International, Inc.	58	13,196
Johnson Controls International PLC	57	6,798
Lockheed Martin Corp.	19	12,050
Parker-Hannifin Corp.	11	10,294
RTX Corp.	109	21,901
Trane Technologies PLC	19	7,991
Uber Technologies, Inc. (a)	235	18,812
Union Pacific Corp.	54	12,695
Waste Management, Inc.	33	7,334
		244,222

Information Technology - 26.3% (b)
Accenture PLC - Class A	14	3,691
Adobe, Inc. (a)	9	2,639
Advanced Micro Devices, Inc. (a)	148	35,036
Apple, Inc.	459	119,101
Applied Materials, Inc.	72	23,207
AppLovin Corp. - Class A (a)	36	17,032
Arista Networks, Inc. (a)	105	14,883
Autodesk, Inc. (a)	5	1,264
Broadcom, Inc.	358	118,605
Cadence Design System, Inc. (a)	6	1,778
Cisco Systems, Inc.	361	28,274
Cloudflare, Inc. - Class A (a)	6	1,064
CoreWeave, Inc. - Class A (a)	8	746
Crowdstrike Holdings, Inc. - Class A (a)	6	2,648
Datadog, Inc. - Class A (a)	8	1,035
Fair Isaac Corp. (a)	1	1,463
First Solar, Inc. (a)	5	1,128
Fortinet, Inc. (a)	13	1,056
Intel Corp. (a)	436	20,261
International Business Machines Corp.	104	31,897
Intuit, Inc.	31	15,467
KLA Corp.	12	17,135
Lam Research Corp.	114	26,614
Micron Technology, Inc.	95	39,414
Microsoft Corp.	269	115,748
NVIDIA Corp.	670	128,057
Oracle Corp.	201	33,081
Palantir Technologies, Inc. - Class A (a)	249	36,501
Palo Alto Networks, Inc. (a)	15	2,655
QUALCOMM, Inc.	96	14,553
Roper Technologies, Inc.	2	742
salesforce.com, Inc.	107	22,715
ServiceNow, Inc. (a)	117	13,690
Snowflake, Inc. - Class A (a)	8	1,542
Strategy, Inc. - Class A (a)	6	898
Synopsys, Inc. (a)	4	1,860
Workday, Inc. - Class A (a)	5	878
		898,358

Materials - 2.9%
Air Products & Chemicals, Inc.	22	5,995
Amcor PLC	57	2,522
Corteva, Inc.	72	5,242
Ecolab, Inc.	29	8,178
Freeport-McMoRan, Inc.	166	9,998
Linde PLC	54	24,676
Martin Marietta Materials, Inc.	7	4,564
Newmont Goldcorp Corp.	115	12,920
Nucor Corp.	21	3,732
Packaging Corp. of America	9	2,003
PPG Industries, Inc.	23	2,660
Sherwin-Williams Co.	27	9,575
Smurfit WestRock PLC	48	1,998
Steel Dynamics, Inc.	15	2,694
Vulcan Materials Co.	12	3,606
		100,363

Utilities - 1.1%
American Electric Power Co., Inc.	28	3,354
Constellation Energy Corp.	15	4,210
Dominion Energy, Inc.	41	2,467
Duke Energy Corp.	41	4,976
Exelon Corp.	51	2,284
NextEra Energy, Inc.	108	9,493
Sempra	31	2,697
Southern Co.	58	5,180
Vistra Corp.	15	2,375
		37,036
TOTAL COMMON STOCKS (Cost $2,610,053)		2,912,408

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Real Estate - 0.5%
American Tower Corp.	25	4,482
Prologis, Inc.	49	6,397
Welltower, Inc.	33	6,216
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,734)		17,095

TOTAL INVESTMENTS - 85.7% (Cost $2,625,787)		2,929,503
Other Assets in Excess of Liabilities - 14.3%		490,279
TOTAL NET ASSETS - 100.0%		$3,419,782

Percentages are stated as a percent of net assets.
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Pacer PE/VC ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
EA15753NIP Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	02/03/2026		$1,036,516	$7,508
EA15754NIP Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	02/03/2026		3,362,913	7,587
Net Unrealized Appreciation (Depreciation)						0	0	15,095

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

SOFR - Secured Overnight Financing Rate was 3.68% as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer PE/VC ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,912,408	$–	$–	$2,912,408
Real Estate Investment Trusts	17,095	–	–	17,095
Total Investments	$2,929,503	$–	$–	$2,929,503

Other Financial Instruments:
Total Return Swaps *	$–	$15,095	$–	$15,095
Total Other Financial Instruments	$–	$15,095	$–	$15,095

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.